SEGMENT INFORMATION (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues generated from each product
Total net revenues	$ 2,960,626,610	$ 1,654,356,064	$ 1,294,829,413
Solar power products
Revenues generated from each product
Total net revenues	1,550,386,288	1,143,246,845	1,132,767,404
Solar system kits
Revenues generated from each product
Total net revenues	104,214,589	149,767,825	92,624,999
Solar power projects
Revenues generated from each product
Total net revenues	891,919,632	292,024,142	55,050,856
EPC services
Revenues generated from each product
Total net revenues	316,571,793	29,878,653	658,927
Electricity
Revenues generated from each product
Total net revenues	2,863,053	1,326,761	117,938
O&M services
Revenues generated from each product
Total net revenues	1,544,164	1,024,340	529,082
Others
Revenues generated from each product
Total net revenues	$ 93,127,091	$ 37,087,498	$ 13,080,207